Document and Entity Information - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 13, 2018	Jun. 30, 2017
Entity Registrant Name	Cactus, Inc.
Entity Central Index Key	0001699136
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 0
Class A Common Stock
Entity Common Stock, Shares Outstanding		26,450,000
Class B Common Stock
Entity Common Stock, Shares Outstanding		48,439,772